Contract revenues (Tables)	12 Months Ended
Dec. 31, 2023
Contract revenues
Schedule of contract revenues

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Janssen	14,800	—	—
Life Molecular Imaging	—	3,935	—
Other	1	—	—
Total contract revenues	14,801	3,935	—

Schedule of contract revenue of performance obligations satisfied

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Revenues recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	—	—
Performance obligations satisfied in previous periods	14,801	3,935	—